SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 28, 2015 Collaborative Arrangement, Co-promotion [Member] USD ($)	Dec. 31, 2014 US Based Segment [Member] USD ($)	Dec. 31, 2014 Taiwan Based Segment [Member] USD ($)	Dec. 31, 2014 Private Placement [Member] USD ($)	Dec. 31, 2014 Customer One [Member]	Dec. 31, 2014 Customer One [Member] Taiwan Based Segment [Member]	Dec. 31, 2014 Customer Two [Member]	Dec. 31, 2014 Customer Two [Member] Taiwan Based Segment [Member]	Dec. 31, 2014 Series A Preferred Stock [Member]	Mar. 31, 2015 Series B Preferred Stock [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2014 Maximum [Member] TWD
Accounting Policies [Line Items]
Accumulated Deficit	$ 27,490,658	$ 21,801,790	$ 1,300,000
Cash CDIC Insured Amount													3,000,000
Concentration Risk Customer Percentage	10.00%						72.00%	46.00%	34.00%	69.00%
Debt Conversion, Converted Instrument, Shares Issued											3,600,000
Line of Credit Facility, Maximum Borrowing Capacity						4,000,000
Preferred Stock, Value, Issued	40	0										3,100,000
Allowance For Collectable Accounts Receivable	342,494	465,933
Time Sharing Transactions, Allowance for Uncollectible Accounts	0	31,594
Depreciation	201,101	201,298
Deferred Tax Assets, Gross	151,357	160,198
Allocated Share-based Compensation Expense	373,000	336,402
Accounts Receivable, Gross, Current				11,754	689,544
Inventory Valuation Reserves	45,000	0
Research and Development Expense	$ 304,121	$ 285,837